Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Subject to Redemption Reflected in the Condensed Consolidated Balance Sheets - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds			$ 287,500,000
Less:
Proceeds allocated to Public Warrants			(13,081,250)
Class A common stock issuance costs			(15,632,692)
Remeasurement of carrying value to redemption value	$ (121,070)	$ 2,355,234	31,531,449
Class A common stock subject to possible redemption	$ 45,292,603	45,413,673	$ 290,317,507
Redemption		$ (247,259,068)